INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	1 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Mar. 31, 2022	Dec. 31, 2021	Jul. 17, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of units per share	$ 10.15
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, Par Value Per Share			$ 0.0001	$ 0.0001
Warrants exercise price share					$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	31,625,000	31,625,000
Sale of units per share	$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 316,250,000	$ 316,250,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	27,500,000